Exhibit 99.8 Schedule 2

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Waived	Lender Commentary	Cleared Exceptions	Exceptions
500056328	XXXX	Securitized	1	1	1	1	Verified reserves - 6 months reserves or $13,136.64 required, 19.58 months reserves or $42,864.45 documented.; Verified credit history - FICO 759, minimum required 660.; Verified housing payment history - 12 months housing history required, mortgage on departure reviewed for 50 months with no reported default.;	TITL 0014 Title Policy - Schedule B Exception - Missing final title to reflect the Notice of Commencement with XXXX lien (#8, p366) and survey exception (#2, p367) do not appear as an exception to the loan policy. Note, a survey was paid for at closing (p340) but it is not in the file. - 11/21/24 Clear final title policy received.

COMP 0010 Missing Affiliated Business Disclosure - Affiliated Business Disclosure not in file, per XXXX the lender does not share with affiliates, indicating there are affiliates (p246) - 11/21/22 Lender provided name of affiliate.  Final CD verifies that the affiliate was not utilized on the subject transaction.

PROP 0003 Missing Required Property Inspection - Subject loan closed XX/XX/XXXX and appraisal effective date XX/XX/XXXX.  Subject property is in the individual assistance XXXX declaration area for XXXX XXXX on XX/XX/XXXX.  Missing PDR confirming the property has not been affected. - 11/21/24 PCI dated 11/20/24 received reflecting no damage.